UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Babson Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Babson Capital Management LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31

Date of Reporting Period

Item 1. Schedule of Investments

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 89.2%*:

Bank Loans — 76.1%*§:

Aerospace and Defense — 0.9%*:
TransDigm Group, Inc.	3.75%	2/28/2020	492,443	$490,539	$491,276
TransDigm Group, Inc.	3.75	6/4/2021	655,628	650,369	653,694

Total Aerospace and Defense			1,148,071	1,140,908	1,144,970

Automobile — 2.5%*:
Gates Global, Inc.	4.25	7/5/2021	997,494	992,506	993,135
RAC Finance (Holdings) Ltd.+	4.75	12/17/2021	997,500	1,490,850	1,484,323
RAC Finance (Holdings) Ltd.+	8.25	12/17/2022	500,000	791,075	741,700

Total Automobile			2,494,994	3,274,431	3,219,158

Beverage, Food and Tobacco — 1.2%*:
Del Monte Foods, Inc.	4.25	2/18/2021	247,500	246,457	235,202
Deoleo S.A.+	4.50	5/12/2021	500,000	676,861	511,921
JBS USA Holdings, Inc.	3.75	9/18/2020	492,500	493,488	492,195
Telepizza SA+	7.00	10/20/2020	250,000	315,119	267,065

Total Beverage, Food and Tobacco			1,490,000	1,731,925	1,506,383

Broadcasting and Entertainment — 4.4%*:
All3Media International+	5.25	6/30/2021	1,500,000	2,300,794	2,207,166
All3Media International+	8.25	6/30/2022	500,000	671,133	532,652
Charter Communications Operating LLC	3.00	1/3/2021	493,719	492,687	491,788
Cumulus Media Holdings, Inc.	4.25	12/23/2020	1,352,647	1,337,362	1,326,609
Learfield Communications, Inc.	4.50	10/9/2020	414,369	413,929	415,579
Telecommunications Management LLC	4.75	4/30/2020	20,761	20,761	20,605
Univision Communications, Inc.	4.00	3/1/2020	736,649	735,639	734,808

Total Broadcasting and Entertainment			5,018,145	5,972,305	5,729,207

Buildings and Real Estate — 0.9%*:
Alison Bidco Sarl+	5.50	8/29/2021	295,772	293,048	289,363
DTZ US Borrower LLC	5.50	11/4/2021	316,123	311,517	317,704
Jeld-Wen, Inc.	5.25	10/15/2021	508,757	503,988	510,869

Total Buildings and Real Estate			1,120,652	1,108,553	1,117,936

Cargo Transport — 0.7%*:
Direct ChassisLink, Inc.¤	8.25	11/12/2019	494,048	488,282	477,991
Direct ChassisLink, Inc. (Add-On Facility)¤	8.25	11/12/2019	504,445	504,443	488,051

Total Cargo Transport			998,493	992,725	966,042

Chemicals, Plastics and Rubber — 3.0%*:
Chromaflo Technologies Corp.	4.50	12/2/2019	618,576	619,457	612,390
Colouroz Investment 1 GmbH+	4.75	9/7/2021	643,260	637,268	640,578
Ineos US Finance LLC	4.25	3/31/2022	500,000	544,215	536,770
Styrolution Group GmbH+	6.50	11/7/2019	598,500	735,869	646,131
Univar, Inc.	5.00	6/30/2017	987,136	985,814	984,807
Vantage Specialty Chemicals, Inc.	5.00	2/10/2019	492,413	491,492	491,182

Total Chemicals, Plastics and Rubber			3,839,885	4,014,115	3,911,858

Containers, Packaging and Glass — 3.9%*:
BWAY Holding Co., Inc.	5.50	8/14/2020	232,824	230,729	234,861
CD&R Millennium Holdco 6 Sarl+	4.50	7/31/2021	376,270	375,322	372,428
Chesapeake Corp.	4.25	9/30/2020	1,141,113	1,140,718	1,133,981
Consolidated Container Co. LLC	7.75	1/3/2020	188,280	185,029	174,159
Coveris	5.25	5/8/2019	383,787	382,337	385,388
Coveris	5.75	5/8/2019	493,750	678,757	533,119
Hilex Poly Co. LLC	6.00	12/5/2021	405,858	401,931	408,901
Libbey Glass, Inc.	3.75	4/9/2021	870,884	868,965	865,441

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Containers, Packaging and Glass (continued):
Onex Wizard Acquisition Co. I Sarl+	5.25%	3/13/2022	500,000	$566,742	$542,534
Onex Wizard US Acquisition, Inc.+	5.25	3/13/2022	446,184	443,965	449,807

Total Containers, Packaging and Glass			5,038,950	5,274,495	5,100,619

Diversified/Conglomerate Manufacturing — 2.9%*:
Capital Safety North America Holdings, Inc.	3.75	3/29/2021	345,211	344,835	339,170
Capital Safety North America Holdings, Inc.	6.50	3/28/2022	251,661	251,383	246,207
Information Resources, Inc.	4.75	9/30/2020	157,046	156,423	158,093
Pelican Products, Inc.	5.25	4/10/2020	997,481	995,023	993,122
Quality Home Brands Holdings LLC	7.75	5/25/2018	260,377	258,496	259,075
Rexnord LLC	4.00	8/21/2020	997,469	997,468	996,770
STS Operating, Inc.	4.75	2/12/2021	313,723	314,026	309,802
West Corp.	2.25	7/1/2019	511,258	494,309	499,755

Total Diversified/Conglomerate Manufacturing			3,834,226	3,811,963	3,801,994

Diversified/Conglomerate Service — 7.6%*:
Aquilex Holdings LLC	5.00	12/31/2020	197,640	197,231	195,170
Atrium Innovations, Inc.+	4.25	2/13/2021	829,833	828,481	812,199
EIG Investors Corp.	5.00	11/9/2019	593,994	596,057	595,853
Garda World Security Corp.+	4.00	11/6/2020	1,172,182	1,164,687	1,165,348
Go Daddy Operating Company LLC	4.75	5/13/2021	864,604	861,133	867,570
Internet Brands, Inc.	8.50	7/8/2022	400,000	396,353	390,000
MPH Acquisition Holdings LLC	3.75	3/31/2021	783,730	782,018	780,791
Northgate Information Solutions Ltd.+	4.00	3/18/2018	505,082	676,714	526,797
Northgate Information Solutions Ltd.+	4.50	3/18/2018	502,538	673,366	524,143
Power Team Services LLC	8.25	11/6/2020	500,000	495,952	486,250
RP Crown Parent LLC	6.00	12/21/2018	549,594	551,381	540,778
RP Crown Parent LLC	11.25	12/20/2019	678,571	691,023	612,838
Sabre, Inc.	4.50	2/19/2019	740,608	736,015	740,423
SkillSoft Corp.	5.75	4/28/2021	947,464	941,768	935,621
Triple Point Technology, Inc.	5.25	7/10/2020	346,778	319,940	312,967
Triple Point Technology, Inc.††	9.25	7/10/2021	145,676	135,756	124,553
Vogue International, Inc.	5.75	2/14/2020	144,020	142,837	144,920

Total Diversified/Conglomerate Service			9,902,314	10,190,712	9,756,221

Ecological — 1.4%*:
Biffa Waste Services Ltd.+	5.00	1/30/2018	1,000,000	1,653,098	1,432,416
Emerald 3 Ltd.+	8.00	5/31/2022	390,426	386,876	374,809

Total Ecological			1,390,426	2,039,974	1,807,225

Electronics — 1.6%*:
Freescale Semiconductor, Inc.	4.25	2/28/2020	738,131	738,131	739,253
Kronos, Inc.	4.50	10/30/2019	196,597	195,461	196,808
Magic Newco LLC+	5.00	12/12/2018	95,377	95,377	95,444
Renaissance Learning, Inc.	4.50	4/9/2021	997,481	981,272	975,866

Total Electronics			2,027,586	2,010,241	2,007,371

Finance — 7.4%*:
AssuredPartners Capital, Inc.	5.00	3/31/2021	306,306	304,984	305,350
AssuredPartners Capital, Inc.	7.75	4/2/2022	136,522	135,320	131,061
Confie Seguros Holdings II Co.	5.75	11/9/2018	535,462	533,500	533,791
Cunningham Lindsey US, Inc.	9.25	6/10/2020	748,546	750,150	724,219
Evertec Group LLC	3.50	4/17/2020	669,717	659,525	657,582
Eze Castle Software, Inc.	4.00	4/6/2020	1,000,000	994,374	994,170
Intertrust Group Holding B.V.+	8.00	4/16/2022	692,451	871,756	727,178

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Finance (continued):
Moneygram International, Inc.	4.25%	3/27/2020	1,086,530	$1,009,521	$1,024,391
National Financial Partners Corp.	4.50	7/1/2020	132,197	132,197	131,729
P2 Newco Acquisition, Inc.	5.50	10/22/2020	406,699	403,453	405,682
P2 Newco Acquisition, Inc.	9.50	10/22/2021	500,000	495,882	488,750
SAM Finance Lux Sarl+	5.00	12/17/2020	343,568	554,654	510,128
Sedgwick, Inc.	3.75	3/1/2021	495,000	493,952	488,689
Sedgwick, Inc.	6.75	2/28/2022	561,418	560,791	545,979
TransUnion LLC	4.00	4/9/2021	992,487	987,880	991,872
VFH Parent LLC	5.75	11/6/2019	648,799	644,644	650,421
Wall Street Systems Delaware, Inc.	4.50	4/30/2021	254,851	253,741	253,419

Total Finance			9,510,553	9,786,324	9,564,411

Healthcare, Education and Childcare — 7.8%*:
Accellent, Inc.	4.50	3/12/2021	941,470	939,242	934,409
Britax US Holdings, Inc.	4.50	10/15/2020	434,127	432,398	338,619
CareCore National LLC	5.50	3/5/2021	681,340	680,894	684,746
Drumm Investors LLC	6.75	5/4/2018	871,760	865,201	879,937
Heartland Dental LLC	5.50	12/21/2018	387,095	385,660	385,643
Kindred Healthcare, Inc.	4.25	4/9/2021	702,557	697,289	705,409
Ortho-Clinical Diagnostics, Inc.	4.75	6/30/2021	1,048,985	1,039,710	1,038,002
PharMedium Healthcare Corp.	4.25	1/28/2021	595,776	592,877	589,819
Phibro Animal Health Corp.	4.00	4/16/2021	177,268	176,884	175,864
PRA Holdings, Inc.	4.50	9/23/2020	694,902	689,438	696,424
Rodenstock GmbH+	4.50	5/31/2019	500,000	667,051	534,152
Synarc-Biocore Holdings LLC	5.50	3/10/2021	495,000	490,776	480,150
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	495,641	455,000
Tecomet, Inc.	5.75	12/5/2021	978,233	947,033	953,777
Tunstall Group Holdings Ltd.+	5.00	10/16/2020	500,000	793,089	632,299
Valeant Pharmaceuticals International	4.00	3/10/2022	258,145	256,855	259,230
Valeant Pharmaceuticals International	4.00	3/13/2022	337,023	335,338	338,439

Total Healthcare, Education and Childcare			10,103,681	10,485,376	10,081,919

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.4%*:
Leslie’s Poolmart, Inc.	4.25	10/16/2019	541,330	541,330	537,719

Hotels, Motels, Inns and Gaming — 0.6%*:
Cyan Blue Holdco 3 Ltd.+	6.50	1/28/2022	500,000	730,487	738,919

Insurance — 2.1%*:
AmWINS Group LLC	5.50	9/6/2019	151,758	151,468	152,897
Asurion LLC	5.00	5/24/2019	970,524	969,794	972,678
Hub International Ltd.	4.00	10/2/2020	1,234,420	1,228,070	1,223,397
USI, Inc.	4.25	12/27/2019	237,749	235,742	237,849
York Risk Services Holding Corp.	4.75	10/1/2021	193,164	191,802	192,358

Total Insurance			2,787,615	2,776,876	2,779,179

Leisure, Amusement, Entertainment — 2.2%*:
AP NMT Acquisition B.V.+	7.00	8/13/2021	497,500	605,210	532,530
Delta 2 (Lux) Sarl+	4.75	7/30/2021	987,247	983,769	980,662
SeaWorld Parks & Entertainment, Inc.	3.00	5/14/2020	399,123	381,233	388,730
WMG Acquisition Corp.	3.75	7/1/2020	997,468	980,013	973,070

Total Leisure, Amusement, Entertainment			2,881,338	2,950,225	2,874,992

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 5.6%*:
Doncasters Finance US LLC	4.50	4/9/2020	964,578	962,535	965,378
Gardner Denver, Inc.	4.25	7/30/2020	795,960	781,976	754,092
Husky Injection Molding Systems Ltd.+	4.25	6/30/2021	943,171	942,303	939,785
Husky Injection Molding Systems Ltd.+	7.25	6/30/2022	565,453	543,936	552,730
Intelligrated, Inc.	4.75	7/30/2018	1,112,788	1,102,452	1,100,737

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Machinery Non-Agriculture, Non-Construction, Non-Electronic (continued):
Schenck Measuring and Process Technologies+	3.75%	4/28/2017	2,000,000	$1,920,000	$1,880,000
Silver II US Holdings LLC	4.00	12/13/2019	945,480	940,274	895,058
TCH-2 Holding LLC	5.50	5/6/2021	108,438	107,488	108,167

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			7,435,868	7,300,964	7,195,947

Mining, Steel, Iron and Non-Precious Metals — 2.2%*:
Arch Coal, Inc.	6.25	5/16/2018	992,364	979,517	764,617
Boomerang Tube LLC¤††	Zero Coupon	10/11/2017	245,614	241,719	135,088
H.C. Starck GmbH+	2.75	5/30/2016	1,000,000	1,171,750	1,023,650
Metal Services LLC	6.00	6/30/2017	105,551	105,551	105,067
Murray Energy Corp.	5.25	12/5/2019	393,724	392,184	385,971
Peabody Energy Corp.	4.25	9/24/2020	443,319	399,541	396,930

Total Mining, Steel, Iron and Non-Precious Metals			3,180,572	3,290,262	2,811,323

Oil and Gas — 4.6%*:
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	1,192,308	1,090,966	943,914
CITGO Holding, Inc.	9.50	5/12/2018	1,075,827	1,055,953	1,069,555
Drillships Ocean Ventures, Inc.	5.50	7/25/2021	253,964	251,660	211,186
Fieldwood Energy LLC	8.38	9/30/2020	1,725,000	1,375,451	1,258,025
Floatel International Ltd.	6.00	6/27/2020	407,497	403,888	296,964
Paragon Offshore Finance Co.+	3.75	7/18/2021	550,009	438,634	376,756
Sabine Oil & Gas LLC	8.75	12/31/2018	700,000	709,444	342,342
Seadrill Partners Finco LLC	4.00	2/21/2021	935,003	928,345	740,158
Southcross Holdings Borrower LP	6.00	8/4/2021	146,328	145,660	138,280
TPF II Power, LLC	5.50	10/2/2021	522,376	518,717	528,253

Total Oil and Gas			7,508,312	6,918,718	5,905,433

Personal and Non-Durable Consumer Products Mfg. Only — 0.3%*:
Berlin Packaging LLC	4.50	10/1/2021	337,786	336,213	338,137
Party City Holdings, Inc.	4.00	7/27/2019	99,102	98,845	98,937

Total Personal and Non-Durable Consumer Products Mfg. Only			436,888	435,058	437,074

Personal Transportation — 0.2%*:
Travelport Finance (Luxembourg) Sarl	5.75	9/2/2021	320,048	316,364	322,675

Personal, Food and Miscellaneous — 0.1%*:
Redtop Acquisitions Ltd.+	8.25	6/3/2021	157,174	155,552	157,567

Printing and Publishing — 2.5%*:
Cengage Learning Acquisitions, Inc.	7.00	3/31/2020	1,097,730	1,092,210	1,100,870
Emap B2B+	4.90	9/20/2017	221,928	346,935	326,738
Emap B2B+	4.90	10/31/2017	334,745	456,809	360,611
EMI Music Publishing Ltd.	3.75	6/29/2018	242,664	242,664	242,225
R.H. Donnelley, Inc.	9.75	12/31/2016	104,966	79,754	72,426
Springer Science+Business Media Deutschland GmbH+	4.75	8/14/2020	911,551	910,290	912,282
SuperMedia, Inc.	11.60	12/30/2016	271,042	229,913	219,544

Total Printing and Publishing			3,184,626	3,358,575	3,234,696

Retail Stores — 4.5%*:
Abercrombie & Fitch Management Co.	4.75	8/7/2021	736,137	729,421	720,185
Advantage Sales & Marketing, Inc.	4.25	7/23/2021	996,487	993,096	995,102
BJ’s Wholesale Club, Inc.	4.50	9/26/2019	134,639	134,122	134,578
Burlington Coat Factory Warehouse Corp.	4.25	8/13/2021	448,981	446,933	451,414
Dollar Tree, Inc.	4.25	3/9/2022	458,235	455,964	462,881

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Retail Stores (continued):
FleetPride Corp.	5.25%		11/19/2019	985,508	$972,180	$976,885
J Crew Group, Inc.	4.00		3/5/2021	1,230,992	1,164,042	1,139,628
Smart and Final Stores LLC	4.75		11/15/2019	232,483	232,023	233,211
Talbots, Inc. (The)	4.75		3/19/2020	743,117	731,494	726,397

Total Retail Stores				5,966,579	5,859,275	5,840,281

Telecommunications — 3.5%*:
Altice Financing SA+	5.50		7/2/2019	262,305	264,473	265,911
Carros Finance Luxembourg Sarl	4.50		9/30/2021	292,252	291,568	291,887
Eircom Finco Sarl+	4.50		9/30/2019	2,000,000	2,671,908	2,116,093
ION Trading Technologies Sarl+	7.25		6/10/2022	842,143	836,311	825,999
Numericable US LLC+	4.50		5/21/2020	667,525	661,789	668,806
Sungard Availability Services Capital, Inc.	6.00		3/31/2019	234,745	233,801	205,402
Websense, Inc.	4.50		6/25/2020	92,504	92,308	92,042

Total Telecommunications				4,391,474	5,052,158	4,466,140

Textiles and Leather — 0.6%*:
Fullbeauty Brands, Inc.	4.75		3/18/2021	743,380	739,663	741,522

Utilities — 0.5%*:
Bayonne Energy Center LLC	5.00		8/19/2021	99,774	99,318	99,566
Calpine Construction Finance Co. LP	3.00		5/3/2020	493,719	492,685	487,083

Total Utilities				593,493	592,003	586,649

Total Bank Loans				98,546,673	102,851,557	98,345,430

Corporate Bonds — 13.1%*:
Banking — 0.1%*:
Lock AS+	7.00		8/15/2021	100,000	134,225	115,849

Beverage, Food and Tobacco — 1.1%*:
EWOS Holding AS+	6.32	#	11/1/2020	1,000,000	166,715	114,826
Findus Bondco SA+	9.13		7/1/2018	100,000	139,773	113,842
Iglo Foods Bondco PLC+	4.53	#	6/15/2020	1,000,000	1,115,551	1,069,874
Twinkle Pizza PLC+	6.63		8/1/2021	100,000	169,730	156,109

Total Beverage, Food and Tobacco				2,200,000	1,591,769	1,454,651

Buildings and Real Estate — 0.2%*:
Forestar USA Real Estate Group, Inc.^	8.50		6/1/2022	110,000	110,000	106,150
Paroc Group Oy+	5.30	#	5/15/2020	100,000	137,565	102,009
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	102,149

Total Buildings and Real Estate				310,000	385,130	310,308

Cargo Transport — 0.4%*:
Florida East Coast Holdings Corp.^	6.75		5/1/2019	550,000	541,998	554,125

Chemicals, Plastics and Rubber — 0.4%*:
Pinnacle Operating Corp.^	9.00		11/15/2020	500,000	535,022	505,000

Containers, Packaging and Glass — 0.4%*:
Innovia Group Finance PLC+	5.03	#	3/31/2020	500,000	685,032	530,905

Diversified/Conglomerate Manufacturing — 0.4%*:
Appvion, Inc.^	9.00		6/1/2020	460,000	468,090	302,450
Galapagos SA+	4.78	#	6/15/2021	200,000	272,630	212,063

Total Diversified/Conglomerate Manufacturing				660,000	740,720	514,513

Diversified/Conglomerate Service — 0.5%*:
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	470,000	475,469	475,875
United Rentals North America, Inc.	4.63		7/15/2023	176,000	176,000	177,980

Total Diversified/Conglomerate Service				646,000	651,469	653,855

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Finance — 2.8%*:
AA Bond Co. Ltd.+†	5.50%		7/31/2043	150,000	$223,140	$224,735
Equiniti Newco 2 PLC+	6.31	#	12/15/2018	750,000	1,212,493	1,034,672
Galaxy Bidco Ltd.+	5.56	#	11/15/2019	100,000	161,022	146,857
Lowell Group Financing PLC+	5.88		4/1/2019	100,000	166,730	140,923
Marlin Intermediate Holdings PLC+	10.50		8/1/2020	500,000	841,886	817,724
Travelex Financing PLC+	6.56	#	8/1/2018	700,000	1,121,042	1,038,380
Travelex Financing PLC+	8.00		8/1/2018	100,000	158,493	155,386

Total Finance				2,400,000	3,884,806	3,558,677

Grocery — 0.1%*:
Premier Foods Finance PLC+	5.56	#	3/16/2020	100,000	167,370	132,023

Healthcare, Education and Childcare — 0.9%*:
Care UK Health & Social Care PLC+	5.56	#	7/15/2019	500,000	702,306	700,907
Unilabs Subholding AB+	7.32	#	7/15/2018	400,000	550,622	431,175

Total Healthcare, Education and Childcare				900,000	1,252,928	1,132,082

Hotels, Motels, Inns and Gaming — 0.5%*:
Gala Group Finance PLC+	8.88		9/1/2018	450,000	714,097	700,059

Insurance — 0.6%*:
Hastings Insurance Group Finance PLC+	6.56	#	10/21/2019	150,000	237,974	222,844
TIG Finco PLC+	Zero Coupon		3/2/2020	36,609	52,524	52,134
Towergate Finance PLC+	6.06	#	2/15/2018	349,000	556,657	502,175

Total Insurance				535,609	847,155	777,153

Leisure, Amusement, Entertainment — 0.4%*:
Vougeot Bidco PLC+	5.32	#	7/15/2020	100,000	135,224	107,794
WMG Acquisition Corp.	6.25		1/15/2021	387,000	468,536	424,444

Total Leisure, Amusement, Entertainment				487,000	603,760	532,238

Oil and Gas — 0.7%*:
Sabine Pass Liquefaction LLC^	5.63		3/1/2025	495,000	495,000	489,431
Shelf Drilling Holdings Ltd.+^	8.63		11/1/2018	438,000	356,697	358,065

Total Oil and Gas				933,000	851,697	847,496

Personal, Food and Miscellaneous — 0.7%*:
Brakes Capital+	5.03	#	12/15/2018	100,000	136,645	108,192
Brakes Capital+	7.13		12/15/2018	300,000	515,226	451,731
Financiere Quick SAS+	4.82	#	4/15/2019	200,000	275,603	196,878
TeamSystem Holding SpA+	7.38		5/15/2020	100,000	132,559	113,632

Total Personal, Food and Miscellaneous				700,000	1,060,033	870,433

Retail Stores — 2.0%*:
Boing Group Financing PLC+	6.63		7/15/2019	350,000	395,913	363,196
Brighthouse Group PLC+	7.88		5/15/2018	150,000	243,753	202,484
HD Supply, Inc.^	5.25		12/15/2021	1,000,000	1,026,762	1,030,000
House of Fraser Funding PLC+	8.88		8/15/2018	500,000	801,755	785,875
HSS Financing PLC+	6.75		8/1/2019	65,774	108,872	102,204
Takko Luxembourg 2 S.C.A.+	9.88		4/15/2019	100,000	132,286	45,698

Total Retail Stores				2,165,774	2,709,341	2,529,457

Telecommunications — 0.9%*:
Numericable-SFR+	5.38		5/15/2022	100,000	138,295	112,374
Numericable-SFR+	5.63		5/15/2024	100,000	138,165	113,450
Numericable-SFR+^	6.00		5/15/2022	646,000	645,211	654,075

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Telecommunications (continued):
Wind Acquisition Finance SA+	4.00%		7/15/2020	150,000	$161,282	$162,526
Wind Acquisition Finance SA+	4.16	#	7/15/2020	150,000	159,293	161,691

Total Telecommunications				1,146,000	1,242,246	1,204,116

Total Corporate Bonds				15,283,383	18,598,798	16,922,940

Total Fixed Income				113,830,056	121,450,355	115,268,370

Short-Term Investment — 18.1%*:
Bank Deposit — 18.1%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01		4/1/2015	23,346,989	23,346,989	23,346,989

Total Investments				137,177,045	144,797,344	138,615,359

Other assets and liabilities – (7.3%)*						(9,476,471)

Net Assets – 100.0%						$129,138,888

PIK – Payment-in-kind

‡	The effective interest rates are based on settled commitment amount.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	64.0%
United Kingdom	19.2%
Germany	5.7%
Canada	3.0%
Ireland	1.8%
France	1.5%
Netherlands	1.1%
Spain	1.1%
Other (Individually less than 1%)	2.6%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2015. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3.
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2015.
†	When-issued security.

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

A summary of outstanding financial instruments at March 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
04/16/15	State Street Bank & Trust Co.	EUR	90,000	96,790	97,570	$(780)
04/16/15	State Street Bank & Trust Co.	GBP	180,000	266,987	269,322	(2,335)
04/16/15	State Street Bank & Trust Co.	NOK	30,000	3,723	3,670	53

Net unrealized depreciation on forward foreign exchange contracts to buy						$(3,062)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
04/16/15	State Street Bank & Trust Co.	EUR	14,030,904	15,089,511	15,237,207	$147,696
04/16/15	State Street Bank & Trust Co.	EUR	497,500	535,035	526,253	(8,782)
04/16/15	State Street Bank & Trust Co.	GBP	9,557,067	14,175,641	14,366,743	191,102
04/16/15	State Street Bank & Trust Co.	NOK	35,105	4,357	4,326	(31)
04/16/15	State Street Bank & Trust Co.	NOK	926,607	114,993	117,407	2,414

Net unrealized appreciation on forward foreign exchange contracts to sell						$332,399

Currency Legend

EUR	–	Euro
GBP	–	British Pound Sterling
NOK	–	Norwegian Krona

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.4%*:

Asset-Backed Securities — 16.3%*:

CDO/CLO — 16.3%*:
Apidos CLO XII^	5.15	#%	4/15/2025	500,000	$447,230	$418,050
Apidos CLO XV^	5.76	#	10/20/2025	500,000	461,952	422,674
Atlas Senior Loan Fund Ltd.^	5.46	#	10/15/2026	800,000	730,231	725,458
Avery Point CLO Ltd. 2014-1 AE^	4.86	#	4/25/2026	500,000	460,580	435,046
BlueMountain CLO Ltd.^¤	Zero Coupon		4/30/2026	250,000	238,492	208,769
Carlyle Global Market Strategies CLO 2013-3 Ltd.^	4.85	#	7/15/2025	500,000	456,960	454,584
Carlyle Global Market Strategies CLO 2013-4 Ltd.^	4.75	#	10/15/2025	500,000	462,334	447,427
Carlyle Global Market Strategies CLO 2013-4 Ltd.^	5.45	#	10/15/2025	500,000	454,519	420,828
Dryden Senior Loan Fund^	5.61	#	4/18/2026	500,000	460,704	413,416
Dryden XXXI Senior Loan Fund^	4.51	#	4/18/2026	1,000,000	889,529	866,096
Eaton Vance CLO 2013-1 Ltd.^	5.26	#	11/13/2024	500,000	464,570	455,991
Flatiron CLO 2013-1 Ltd.^	5.61	#	1/17/2026	500,000	460,422	409,525
GoldenTree Loan Opportunities V Ltd.	Zero Coupon		10/18/2021	250,000	132,747	141,924
GoldenTree Loan Opportunities VII Ltd.^	5.51	#	4/25/2025	500,000	466,279	428,377
ING IM CLO 2013-2 Ltd.^	5.76	#	4/25/2025	500,000	465,864	430,183
ING IM CLO 2013-3 Ltd.^	4.76	#	1/18/2026	750,000	674,475	668,470
LCM XIII LP^	5.11	#	1/19/2023	750,000	701,681	688,523
LCM XV LP^	4.71	#	8/25/2024	500,000	466,543	437,984
LCM XVII LP^	4.98	#	10/15/2026	500,000	450,199	449,820
Newhaven CLO Ltd.+^	5.40	#	11/15/2028	500,000	619,102	522,807
Oak Hill Credit Partners X Ltd.^	Zero Coupon		7/20/2026	500,000	448,053	406,001
OHA Credit Partners IX Ltd.^	5.26	#	10/20/2025	500,000	467,717	456,166
Pinnacle Park CLO Ltd.^	5.20	#	4/15/2026	500,000	469,302	448,960
Silver Spring CLO Ltd.^	5.16	#	10/15/2026	1,000,000	903,445	858,070
Tyron Park CLO Ltd.^	4.65	#	7/15/2025	500,000	463,071	444,330
Voya CLO 2014-3 Ltd.^	5.26	#	7/25/2026	500,000	456,533	457,459

Total CDO/CLO				14,300,000	13,172,534	12,516,938

Total Asset-Backed Securities				14,300,000	13,172,534	12,516,938

Bank Loans — 30.5%*§:

Automobile — 1.3%*:
Gates Global, Inc.	4.25		7/5/2021	248,750	246,520	247,663
RAC Finance (Holdings) Ltd.+	8.25		12/17/2022	500,000	791,075	741,700

Total Automobile				748,750	1,037,595	989,363

Beverage, Food and Tobacco — 0.4%*:
Telepizza SA+	7.00		10/20/2020	250,000	315,119	267,065

Broadcasting and Entertainment — 1.0%*:
All3Media International+	5.25		6/30/2021	500,000	835,221	735,722

Buildings and Real Estate — 0.5%*:
Alison Bidco Sarl+	5.50		8/29/2021	147,886	146,524	144,682
Jeld-Wen, Inc.	5.25		10/15/2021	218,967	216,914	219,875

Total Buildings and Real Estate				366,853	363,438	364,557

Cargo Transport — 0.9%*:
Direct ChassisLink, Inc.¤	8.25		11/12/2019	494,047	488,282	477,991
Direct ChassisLink, Inc. (Add-On Facility)¤	8.25		11/12/2019	252,223	252,222	244,025

Total Cargo Transport				746,270	740,504	722,016

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Chemicals, Plastics and Rubber — 0.7%*:
Styrolution Group GmbH+	6.50%	11/7/2019	498,750	$613,224	$538,442

Containers, Packaging and Glass — 1.3%*:
Consolidated Container Co. LLC	7.75	1/3/2020	94,140	91,497	87,079
Coveris	5.75	5/8/2019	493,750	678,757	533,119
Hilex Poly Co. LLC	6.00	12/5/2021	192,439	190,591	193,883
Onex Wizard US Acquisition, Inc.+	5.25	3/13/2022	210,923	209,873	212,635

Total Containers, Packaging and Glass			991,252	1,170,718	1,026,716

Diversified/Conglomerate Manufacturing — 1.4%*:
Capital Safety North America Holdings, Inc.	3.75	3/29/2021	487,097	485,376	478,573
Capital Safety North America Holdings, Inc.	6.50	3/28/2022	125,831	125,691	123,104
Quality Home Brands Holdings LLC	7.75	5/25/2018	130,188	129,248	129,537
West Corp.	2.25	7/1/2019	377,886	365,359	369,384

Total Diversified/Conglomerate Manufacturing			1,121,002	1,105,674	1,100,598

Diversified/Conglomerate Service — 2.7%*:
Aquilex Holdings LLC	5.00	12/31/2020	98,820	98,615	97,585
Atrium Innovations, Inc.+	4.25	2/13/2021	465,226	463,758	455,340
Internet Brands, Inc.	8.50	7/8/2022	150,000	148,632	146,250
Power Team Services LLC	8.25	11/6/2020	300,000	298,760	291,750
RP Crown Parent LLC	6.00	12/21/2018	549,594	551,382	540,778
RP Crown Parent LLC	11.25	12/20/2019	178,571	183,252	161,273
Triple Point Technology, Inc.	5.25	7/10/2020	346,778	319,940	312,967
Triple Point Technology, Inc.††	9.25	7/10/2021	50,845	47,052	43,473

Total Diversified/Conglomerate Service			2,139,834	2,111,391	2,049,416

Ecological — 0.2%*:
Emerald 3 Ltd.+	8.00	5/31/2022	196,488	194,688	188,629

Finance — 3.0%*:
AssuredPartners Capital, Inc.	7.75	4/2/2022	68,261	67,660	65,530
Confie Seguros Holdings II Co.	5.75	11/9/2018	225,528	224,728	224,825
First Data Corp.	3.50	3/24/2018	625,000	609,650	624,375
Intertrust Group Holding B.V.+	8.00	4/16/2022	96,225	95,584	95,785
Moneygram International, Inc.	4.25	3/27/2020	640,802	602,545	604,155
National Financial Partners Corp.	4.50	7/1/2020	66,099	66,099	65,865
P2 Newco Acquisition, Inc.	9.50	10/22/2021	103,373	102,521	101,047
Sedgwick, Inc.	3.75	3/1/2021	295,665	295,039	291,895
VFH Parent LLC	5.75	11/6/2019	213,589	212,650	214,122

Total Finance			2,334,542	2,276,476	2,287,599

Healthcare, Education and Childcare — 2.4%*:
CareCore National LLC	5.50	3/5/2021	134,169	133,212	134,840
PRA Holdings, Inc.	4.50	9/23/2020	430,263	429,539	431,205
Synarc-Biocore Holdings LLC	5.50	3/10/2021	396,872	393,485	384,966
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	495,641	455,000
Tecomet, Inc.	5.75	12/5/2021	209,332	203,266	204,098
Valeant Pharmaceuticals International	4.00	3/10/2022	111,526	110,968	111,995
Valeant Pharmaceuticals International	4.00	3/13/2022	145,603	144,876	146,215

Total Healthcare, Education and Childcare			1,927,765	1,910,987	1,868,319

Leisure, Amusement, Entertainment — 1.2%*:
AP NMT Acquisition B.V.+	7.00	8/13/2021	398,000	484,139	426,024
AP NMT Acquisition B.V.+	10.00	8/13/2022	300,000	277,737	287,064

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Leisure, Amusement, Entertainment (continued):
Delta 2 (Lux) Sarl+	4.75%	7/30/2021	243,624	$242,505	$241,998

Total Leisure, Amusement, Entertainment			941,624	1,004,381	955,086

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.0%*:
Doncasters Finance US LLC	4.50	4/9/2020	241,144	240,634	241,345
Gardner Denver, Inc.	4.25	7/30/2020	497,475	488,735	471,307
TCH-2 Holding LLC	5.50	5/6/2021	54,219	53,744	54,084

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			792,838	783,113	766,736

Mining, Steel, Iron and Non-Precious Metals — 0.9%*:
Arch Coal, Inc.	6.25	5/16/2018	744,273	734,638	573,462
Boomerang Tube LLC¤††	Zero Coupon	10/11/2017	245,614	241,717	135,088

Total Mining, Steel, Iron and Non-Precious Metals			989,887	976,355	708,550

Oil and Gas — 3.4%*:
American Energy - Marcellus LLC	8.50	8/4/2021	60,369	59,546	44,321
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	846,154	750,640	669,874
CITGO Holding, Inc.	9.50	5/12/2018	138,914	130,869	138,104
Drillships Ocean Ventures, Inc.	5.50	7/25/2021	126,982	125,830	105,593
Fieldwood Energy LLC	8.38	9/30/2020	1,124,231	811,074	819,890
Floatel International Ltd.	6.00	6/27/2020	203,748	201,944	148,482
Jonah Energy LLC	7.50	5/12/2021	173,566	171,286	153,896
Paragon Offshore Finance Co.+	3.75	7/18/2021	483,518	372,443	331,210
Seadrill Partners Finco LLC	4.00	2/21/2021	129,345	101,464	102,391
Southcross Holdings Borrower LP	6.00	8/4/2021	73,164	72,830	69,140

Total Oil and Gas			3,359,991	2,797,926	2,582,901

Printing and Publishing — 2.2%*:
Cengage Learning Acquisitions, Inc.	7.00	3/31/2020	548,865	546,106	550,435
Emap B2B+	4.90	9/20/2017	221,927	346,935	326,738
Emap B2B+	4.90	10/31/2017	334,745	456,809	360,611
R.H. Donnelley, Inc.	9.75	12/31/2016	104,966	79,754	72,427
Springer Science+Business Media Deutschland GmbH+	4.75	8/14/2020	181,030	181,030	181,256
SuperMedia, Inc.	11.60	12/30/2016	232,720	197,657	188,503

Total Printing and Publishing			1,624,253	1,808,291	1,679,970

Retail Stores — 1.3%*:
Maxeda DIY B.V.+	8.50	6/30/2018	551,988	664,048	534,173
Talbots, Inc. (The)	4.75	3/19/2020	497,488	486,939	486,294

Total Retail Stores			1,049,476	1,150,987	1,020,467

Telecommunications — 3.8%*:
Altice Financing SA+	5.50	7/2/2019	761,042	762,000	771,507
Eircom Finco Sarl+	4.50	9/30/2019	1,000,000	1,329,038	1,058,046
ION Trading Technologies Sarl+	7.25	6/10/2022	894,762	888,565	877,609
IPC Corp.	5.50	8/6/2021	126,517	122,770	127,150
Sungard Availability Services Capital, Inc.	6.00	3/31/2019	117,373	116,901	102,701

Total Telecommunications			2,899,694	3,219,274	2,937,013

Textiles and Leather — 0.4%*:
Fullbeauty Brands, Inc.	4.75	3/18/2021	321,161	318,662	320,358

Utilities — 0.5%*:
Texas Competitive Electric Holdings Co. LLC	4.50	10/10/2017	650,000	521,147	389,838

Total Bank Loans			24,450,430	25,255,171	23,499,361

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds — 45.6%*:

Aerospace and Defense — 0.4%*:
CPI International, Inc.	8.75%		2/15/2018	30,000	$30,672	$30,713
TransDigm, Inc.	6.50		7/15/2024	315,000	315,000	316,575

Total Aerospace and Defense				345,000	345,672	347,288

Automobile — 3.6%*:
Allied Specialty Vehicles, Inc.^	8.50		11/1/2019	1,000,000	1,029,396	1,052,500
Dana Holding Corp.	5.50		12/15/2024	251,000	251,000	258,530
International Automotive Components Group SA^	9.13		6/1/2018	940,000	965,634	955,275
JB Poindexter & Co., Inc.^	9.00		4/1/2022	500,000	524,928	542,500

Total Automobile				2,691,000	2,770,958	2,808,805

Banking — 0.4%*:
Lock AS+	7.00		8/15/2021	250,000	335,562	289,621

Beverage, Food and Tobacco — 1.3%*:
Dean Foods Co.^	6.50		3/15/2023	291,000	291,000	292,455
EWOS Holding AS+	6.75		11/1/2020	200,000	273,918	213,459
Findus Bondco SA+	9.13		7/1/2018	200,000	292,353	227,684
Twinkle Pizza PLC+	6.63		8/1/2021	150,000	254,595	234,164

Total Beverage, Food and Tobacco				841,000	1,111,866	967,762

Broadcasting and Entertainment — 4.9%*:
Harron Communications LP/Harron Finance Corp.^	9.13		4/1/2020	500,000	542,915	547,500
Nexstar Broadcasting, Inc.^	6.13		2/15/2022	350,000	350,000	358,750
RCN Telecom Services LLC/RCN Capital Corp.^	8.50		8/15/2020	775,000	778,037	821,500
Sirius XM Radio, Inc.^	5.38		4/15/2025	959,000	959,000	963,795
Townsquare Radio LLC/Townsquare Radio, Inc.^	9.00		4/1/2019	600,000	641,868	639,516
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25		1/15/2029	100,000	133,825	121,105
Unitymedia KabelBW GmbH+	3.75		1/15/2027	300,000	335,460	316,608

Total Broadcasting and Entertainment				3,584,000	3,741,105	3,768,774

Buildings and Real Estate — 1.5%*:
Deutsche Raststaetten Gruppe IV GmbH+	6.75		12/30/2020	100,000	135,605	116,127
Keystone Financing PLC+	9.50		10/15/2019	350,000	563,386	549,692
Paroc Group Oy+	5.30	#	5/15/2020	100,000	137,565	102,009
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	102,149
Roofing Supply Group LLC/Roofing Supply Finance, Inc.^	10.00		6/1/2020	271,000	291,425	264,903

Total Buildings and Real Estate				921,000	1,265,546	1,134,880

Cargo Transport — 2.3%*:
Kenan Advantage Group, Inc. (The)^	8.38		12/15/2018	1,000,000	1,040,144	1,040,000
Moto Finance PLC+	6.38		9/1/2020	200,000	301,156	299,647
Moto Finance PLC+	10.25		3/15/2017	300,000	511,800	467,271

Total Cargo Transport				1,500,000	1,853,100	1,806,918

Chemicals, Plastics and Rubber — 1.8%*:
Monitchem HoldCo 2 SA+	6.88		6/15/2022	100,000	136,455	100,536
Monitchem HoldCo 3 SA+	5.25		6/15/2021	150,000	183,877	162,094
OMNOVA Solutions, Inc.	7.88		11/1/2018	500,000	514,776	507,500
Pinnacle Operating Corp.^	9.00		11/15/2020	600,000	616,256	606,000

Total Chemicals, Plastics and Rubber				1,350,000	1,451,364	1,376,130

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Containers, Packaging and Glass — 2.7%*:
Ardagh Finance Holdings SA PIK^	8.63%		6/15/2019	344,468	$341,607	$358,894
Coveris Holdings SA^	7.88		11/1/2019	400,000	403,914	409,000
Innovia Group Finance PLC+	5.03	#	3/31/2020	100,000	136,078	106,181
Mustang Merger Corp.^	8.50		8/15/2021	750,000	745,995	759,375
SIG Combibloc Holdings SCA+	7.75		2/15/2023	400,000	459,340	454,659

Total Containers, Packaging and Glass				1,994,468	2,086,934	2,088,109

Diversified Natural Resources, Precious Metals and Minerals — 0.1%*:
Cemex SAB de CV+	4.38		3/5/2023	100,000	111,980	107,659

Diversified/Conglomerate Manufacturing — 1.6%*:
Appvion, Inc.^	9.00		6/1/2020	500,000	513,471	328,750
CTP Transportation Products LLC/CTP Finance, Inc.^	8.25		12/15/2019	448,000	458,965	461,440
Galapagos SA+	5.38		6/15/2021	175,000	219,177	193,381
West Corp.^	5.38		7/15/2022	250,000	237,885	244,375

Total Diversified/Conglomerate Manufacturing				1,373,000	1,429,498	1,227,946

Diversified/Conglomerate Service — 1.4%*:
ADT Corp. (The)	5.25		3/15/2020	363,000	363,000	375,705
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	665,000	674,734	673,312

Total Diversified/Conglomerate Service				1,028,000	1,037,734	1,049,017

Electronics — 0.6%*:
Micron Technology, Inc.^	5.25		8/1/2023	461,000	461,000	469,068

Finance — 2.4%*:
AA Bond Co. Ltd.+†	5.50		7/31/2043	150,000	223,140	224,735
Arrow Global Finance PLC+	5.29	#	11/1/2021	100,000	123,035	108,331
Cabot Financial Luxembourg SA+	10.38		10/1/2019	100,000	174,541	163,026
E*TRADE Financial Corp.	4.63		9/15/2023	300,000	300,000	305,250
Galaxy Bidco Ltd.+	6.38		11/15/2020	100,000	161,665	149,094
Galaxy Finco Ltd.+	7.88		11/15/2021	100,000	165,436	145,676
Lowell Group Financing PLC+	5.88		4/1/2019	100,000	166,730	140,923
TMF Group Holding BV+	9.88		12/1/2019	500,000	718,885	575,366

Total Finance				1,450,000	2,033,432	1,812,401

Grocery — 0.4%*:
Premier Foods PLC+	6.50		3/15/2021	200,000	339,546	272,575

Healthcare, Education and Childcare — 4.1%*:
BioScrip, Inc.^	8.88		2/15/2021	500,000	517,396	449,375
Cerberus Nightingale 1 Sarl+	8.25		2/1/2020	300,000	342,738	335,075
HCA, Inc.	5.38		2/1/2025	287,000	287,000	300,991
HomeVi SAS+	6.88		8/15/2021	250,000	334,500	286,286
Priory Group No. 3 PLC+	8.88		2/15/2019	500,000	807,024	771,694
Surgical Care Affiliates, Inc.^	6.00		4/1/2023	406,000	406,000	409,045
Unilabs Subholding AB+	8.50		7/15/2018	200,000	285,490	224,190
VRX Escrow Corp.^	6.13		4/15/2025	339,000	339,000	350,865

Total Healthcare, Education and Childcare				2,782,000	3,319,148	3,127,521

Hotels, Motels, Inns and Gaming — 0.2%*:
Gala Electric Casinos PLC+	11.50		6/1/2019	100,000	177,356	155,763

Insurance — 0.5%*:
Hastings Insurance Group Finance PLC+	8.00		10/21/2020	100,000	159,915	156,768

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Insurance (continued):
TIG Finco PLC+	Zero Coupon	%	3/2/2020	15,734	$22,574	$22,406
Towergate Finance PLC+	8.50		2/15/2018	150,000	249,349	216,947

Total Insurance				265,734	431,838	396,121

Leisure, Amusement, Entertainment — 2.2%*:
Allegiant Travel Co.	5.50		7/15/2019	700,000	719,359	717,500
Dometic Group AB PIK+	9.50		6/26/2019	500,000	679,458	545,690
Vougeot Bidco PLC+	7.88		7/15/2020	300,000	511,569	467,271

Total Leisure, Amusement, Entertainment				1,500,000	1,910,386	1,730,461

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.1%*:
KraussMaffei Group GmbH+	8.75		12/15/2020	90,000	129,932	106,159
Xerium Technologies, Inc.	8.88		6/15/2018	720,000	738,494	743,400

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				810,000	868,426	849,559

Mining, Steel, Iron and Non-Precious Metals — 0.7%*:
Constellium NV+	7.00		1/15/2023	250,000	307,212	272,780
Murray Energy Corp.^	9.50		12/5/2020	150,000	163,857	168,000
Paprec Holding+	5.25		4/1/2022	100,000	108,105	110,213

Total Mining, Steel, Iron and Non-Precious Metals				500,000	579,174	550,993

Oil and Gas — 4.7%*:
Baytex Energy Corp.+^	5.63		6/1/2024	350,000	285,825	320,250
California Resources Corp.^	6.00		11/15/2024	400,000	400,000	351,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.^	6.50		4/15/2021	500,000	500,000	485,000
Citgo Holding, Inc.^	10.75		2/15/2020	350,000	337,968	360,500
Global Partners LP/GLP Finance Corp.^	6.25		7/15/2022	317,000	316,261	312,245
Millennium Offshore Services Superholdings LLC+^	9.50		2/15/2018	500,000	518,310	449,207
Seventy Seven Energy, Inc.	6.50		7/15/2022	440,000	440,000	200,200
Shelf Drilling Holdings Ltd.+^	8.63		11/1/2018	439,000	357,511	358,883
Sunoco LP/Sunoco Finance Corp.^	6.38		4/1/2023	579,000	579,000	596,370
Welltec A/S+^	8.00		2/1/2019	174,000	143,880	163,560

Total Oil and Gas				4,049,000	3,878,755	3,597,215

Personal, Food and Miscellaneous — 1.5%*:
Brakes Capital+	7.13		12/15/2018	500,000	842,837	752,885
TeamSystem Holding SpA+	7.38		5/15/2020	350,000	476,462	397,713

Total Personal, Food and Miscellaneous				850,000	1,319,299	1,150,598

Retail Stores — 3.3%*:
Boing Group Financing PLC+	6.63		7/15/2019	200,000	272,200	207,541
Brighthouse Group PLC+	7.88		5/15/2018	150,000	243,752	202,484
Family Tree Escrow LLC^	5.25		3/1/2020	50,000	51,473	52,375
Family Tree Escrow LLC^	5.75		3/1/2023	700,000	723,342	736,750
HSS Financing PLC+	6.75		8/1/2019	65,774	108,872	102,204
New Look Bondco I PLC+	8.75		5/14/2018	450,000	728,970	697,569
Pendragon PLC+	6.88		5/1/2020	100,000	171,311	155,015
Rite Aid Corp.^†	6.13		4/1/2023	323,000	323,000	331,075
Takko Luxembourg 2 S.C.A.+	9.88		4/15/2019	200,000	258,263	91,396

Total Retail Stores				2,238,774	2,881,183	2,576,409

Telecommunications — 1.9%*:
eircom Finance Ltd.+	9.25		5/15/2020	100,000	147,913	116,933
Norcell Sweden Holding 3 AB+	5.25		11/4/2019	3,000,000	401,344	363,150
Numericable-SFR+	5.63		5/15/2024	100,000	138,165	113,450

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

	EFFECTIVE INTEREST RATE ‡		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Telecommunications (continued):
Numericable-SFR+^	6.00%		5/15/2022	315,000	$315,000	$318,937
UPC Holding BV+	6.75		3/15/2023	200,000	213,303	225,869
Wind Acquisition Finance SA+	4.00		7/15/2020	200,000	243,486	216,702
Wind Acquisition Finance SA+	4.07	#	7/15/2020	100,000	135,965	107,504

Total Telecommunications				4,015,000	1,595,176	1,462,545

Total Corporate Bonds				35,198,976	37,336,038	35,124,138

Total Fixed Income				73,949,406	75,763,743	71,140,437

Short-Term Investment — 3.3%*:
Bank Deposit — 3.3%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01		4/1/2015	2,580,487	2,580,487	2,580,487

Total Investments				76,529,893	78,344,230	73,720,924

Other assets and liabilities – 4.3%*						3,292,719

Net Assets – 100.0%						$77,013,643

PIK	Payment-in-kind

‡	The effective interest rates are based on settled commitment amount.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	49.0%
Cayman Islands	16.9%
United Kingdom	15.2%
Netherlands	3.1%
Germany	2.9%
Ireland	2.4%
France	1.6%
Sweden	1.6%
Switzerland	1.3%
United Arab Emirates	1.1%
Canada	1.1%
Portugal	1.1%
Italy	1.0%
Other (Individually less than 1%)	1.7%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2015. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3.
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2015.
†	When-issued security.

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2015

A summary of outstanding financial instruments at March 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
04/16/15	State Street Bank & Trust Co.	EUR	860,000	924,886	911,217	$13,669
04/16/15	State Street Bank & Trust Co.	GBP	120,000	177,991	176,893	1,098

Net unrealized appreciation on forward foreign exchange contracts to buy						$14,767

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
04/16/15	State Street Bank & Trust Co.	CHF	229,686	236,477	233,184	$(3,293)
04/16/15	State Street Bank & Trust Co.	EUR	10,572,735	11,370,430	11,479,622	109,192
04/16/15	State Street Bank & Trust Co.	EUR	997,784	1,073,064	1,049,806	(23,258)
04/16/15	State Street Bank & Trust Co.	GBP	5,964,022	8,846,212	8,971,173	124,961
04/16/15	State Street Bank & Trust Co.	SEK	3,144,405	365,183	371,828	6,645

Net unrealized appreciation on forward foreign exchange contracts to sell						$214,247

Currency Legend

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
SEK	–	Swedish Krona

See accompanying Notes to Schedule of Investments.

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2015 for Babson Global Floating Rate Fund (“Global Floating Rate Fund”) and Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”) (each a “Fund” and collectively the “Funds”) was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION
Global Floating Rate Fund	$144,818,267	$283,575	$(6,486,483)	$(6,202,908)
Global Credit Income Opportunities Fund	78,362,230	457,027	(5,098,333)	(4,641,306)

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Bank Loans	$—	$97,244,300	$1,101,130	$98,345,430
Corporate Bonds	—	16,922,940	—	16,922,940

Total Fixed Income	—	114,167,240	1,101,130	115,268,370

Short-Term Investment:
Bank Deposit	—	23,346,989	—	23,346,989
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	341,265	—	341,265

Total Investments	$—	$137,855,494	$1,101,130	$138,956,624

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(11,928)	—	(11,928)

Total Investments	$—	$137,843,566	$1,101,130	$138,944,696

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2014	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2015	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2015
Fixed Income
Bank Loans	$497,619	$227	$(119,713)	$230,526	$2,123	$508,257	$(17,909)	$1,101,130	$(119,713)

Total	$497,619	$227	$(119,713)	$230,526	$2,123	$508,257	$(17,909)	$1,101,130	$(119,713)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$12,308,169	$208,769	$12,516,938
Bank Loans	—	22,642,257	857,104	23,499,361
Corporate Bonds	—	35,124,138	—	35,124,138

Total Fixed Income	—	70,074,564	1,065,873	71,140,437

Short-Term Investment:
Bank Deposit	—	2,580,487	—	2,580,487
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	255,565	—	255,565

Total Investments	$—	$72,910,616	$1,065,873	$73,976,489

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(26,551)	—	(26,551)

Total Investments	$—	$72,884,065	$1,065,873	$73,949,938

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2014	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2015	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2015
Fixed Income
Asset-Backed Securities	$—	$—	$(35,920)	$243,875	$814	$—	$—	$208,769	$(35,920)

Bank Loans	$497,619	$227	$(111,516)	$230,526	$2,123	$254,129	$(16,004)	$857,104	$(111,516)

Total	$497,619	$227	$(147,436)	$474,401	$2,937	$254,129	$(16,004)	$1,065,873	$(147,436)

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts – The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, in any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

During the period ended March 31, 2015, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts and purchased options.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of March 31, 2015. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$341,265

Total		$341,265

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$11,928

Total		$11,928

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	37,505,741

Total	37,505,741

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$255,565

Total		$255,565

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$26,551

Total		$26,551

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	25,913,487	—	25,913,487
Purchased Options(1)	—	11,100,000	11,100,000

Total	25,913,487	11,100,000	37,013,487

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Babson Capital Funds Trust

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date:	5/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date:	5/28/2015

By:	/s/ Patrick Hoefling

Chief Financial Officer (Principal Financial Officer)

Date:	5/29/2015